3. INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2012
Intangible Assets Tables
Intangible assets

Intangible assets were acquired from the acquisition by the Company’s wholly owned subsidiary, Random Source, and its subsidiaries, Hinson Office Supply and Superwarehouse consisted of the following:

	September 30, 2012	December 31, 2011

Customer lists	$991,265	$991,265
Accumulated amortization	(377,334)	(129,518)
Intangible assets, net	$613,931	$861,747

Future amortization of intangible assets	Future amortization of intangible assets, net is as follows:
2012	$247,817
2013	330,422
2014	35,692
Total	$613,931